Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Aug. 09, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,128	$ 9,900	$ 9,769	$ 10,392	$ 10,594	$ 10,766	$ 10,974	$ 11,187	$ 10,984	$ 11,355	$ 11,543	$ 11,598	$ 11,706	$ 11,918	$ 11,919	$ 12,453	$ 12,356	$ 12,558	$ 12,489	$ 11,868	$ 11,790	$ 12,177	$ 12,594	$ 12,793
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,105	9,623	9,421	10,281	10,748	10,929	11,513	11,883	11,398	11,963	12,392	12,543	12,847	13,121	13,002	13,766	13,438	13,812	13,632	12,864	12,776	13,580	14,271	14,591
Cboe Validus S&P 500® Dynamic PutWrite Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,082	$ 9,814	$ 9,715	$ 10,339	$ 10,549	$ 10,712	$ 10,929	$ 11,147	$ 10,988	$ 11,351	$ 11,537	$ 11,581	$ 11,697	$ 11,927	$ 11,914	$ 12,459	$ 12,365	$ 12,601	$ 12,559	$ 11,948	$ 11,847	$ 12,258	$ 12,701	$ 12,924